RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at FVTPL (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Other accounts receivable FVTPL [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	3,228,480	2,958,385
Other accounts receivable FVTPL, sovereign | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,228,480	$ 2,958,385